Common Stock And Preferred Stock (Summary Of Changes In Common Stock Issued And Treasury Stock) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Common Stock And Preferred Stock [Line Items]
Issuance - pension plan contribution			1,184,273
Purchase of treasury stock	4,280,000
Common Stock [Member]
Common Stock And Preferred Stock [Line Items]
Balance at beginning of year	49,445,350	49,316,913	48,132,640
Issuance - pension plan contribution			1,184,273
Issuance pursuant to stock option and stock-SARS plan	122,983	121,969
Issuance of deferred shares	17,865	6,468
Balance at end of year	49,586,198	49,445,350	49,316,913
Treasury Stock [Member]
Common Stock And Preferred Stock [Line Items]
Balance at beginning of year	767	594,134	1,069,423
Purchase of treasury stock	4,280,000
Issuance pursuant to stock option and stock-SARS plan	(178,352)	(547,253)	(312,609)
Awards of restricted stock	(12,384)	(14,390)	(38,380)
Issuance of deferred shares	(12,671)	(31,724)	(124,300)
Balance at end of year	4,077,360	767	594,134